UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 6, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Lee Scundi
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

  /s/ Lee Scundi                     Cupertino, CA                    1/12/2007
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           90
                                         -----------
Form 13F Information Table Value Total:     $233,943
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                               FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Adobe Systems                  COM              0072f1019      247    6000 SH       Sole               6000      0    0
Advanced Micro Devices         COM              007903107      875   43000 SH       Sole              43000      0    0
Allstate Corp.                 COM              020002101      762   11700 SH       Sole              11700      0    0
American International Group   COM              026874107     6806   94983 SH       Sole              94983      0    0
American Power Conversion Corp COM              029066107     2037   66600 SH       Sole              66600      0    0
Apollo Group                   COM              037604105     1984   50909 SH       Sole              50909      0    0
BP p.l.c                       COM              055622104      229    3420 SH       Sole               3420      0    0
Bank of America Corp           COM              066050105    12483  233810 SH       Sole             233810      0    0
Beazer Homes USA               COM              07556Q105     1046   22250 SH       Sole              22250      0    0
Berkshire Hathaway Cl B        COM              084670207     1965     536 SH       Sole                536      0    0
Berkshire Hthwy Class A        COM              084670108      220     200 SH       Sole                200      0    0
Boyd Gaming Corp               COM              103304101      494   10900 SH       Sole              10900      0    0
Bristol Myers                  COM              09247u107     4045  153700 SH       Sole             153700      0    0
CIGNA Corp.                    COM              125509109      211    1600 SH       Sole               1600      0    0
ChevronTexaco                  COM              166741009     8360  113700 SH       Sole             113700      0    0
Cisco Systems Inc.             COM              17275r102      260    9500 SH       Sole               9500      0    0
Citigroup Inc.                 COM              173034109    12499  224400 SH       Sole             224400      0    0
Clorox Co.                     COM              189054109      513    8000 SH       Sole               8000      0    0
ConocoPhillips                 COM              20825c104     7786  108216 SH       Sole             108216      0    0
Consolidated Edison            COM              209115104     1658   34500 SH       Sole              34500      0    0
Crosstex Energy                COM              22765Y104      428   13500 SH       Sole              13500      0    0
Crosstex Energy L.P            COM              22765U102      797   20000 SH       Sole              20000      0    0
D R Horton Inc                 COM              23331a109     3600  135900 SH       Sole             135900      0    0
Dell Computer                  COM              247025109     3912  155900 SH       Sole             155900      0    0
Discovery Holding Company A    COM              25468y107      641   39832 SH       Sole              39832      0    0
Drew Industries                COM              26168L205     1580   60750 SH       Sole              60750      0    0
Duke Realty Invts              COM              264411505      479   11700 SH       Sole              11700      0    0
Eastman Kodak                  COM              277461109      748   29000 SH       Sole              29000      0    0
Exxon Mobil Corp               COM              30231g102     2698   35204 SH       Sole              35204      0    0
Farmers & Merchants Bank Of Lo COM              308035104     1370     203 SH       Sole                203      0    0
Fidelity National Financial    COM              31620R105     4560  190952 SH       Sole             190952      0    0
Fidelity National Information  COM              31620M106      267    6665 SH       Sole               6665      0    0
First National Bank of Alaska  COM              322387101      209     100 SH       Sole                100      0    0
Freddie Mac Voting Shs         COM              313400301     2397   35300 SH       Sole              35300      0    0
General Dynamics Corp.         COM              369550108     1750   23540 SH       Sole              23540      0    0
General Electric Co.           COM              369604103     6069  163100 SH       Sole             163100      0    0
Harman International Industrie COM              413086109     1987   19885 SH       Sole              19885      0    0
Healthcare Realty Trust        COM              421946104     2420   61200 SH       Sole              61200      0    0
Heinz H J Co                   COM              423074103     2553   56725 SH       Sole              56725      0    0
Hewlett-Packard Company        COM              428236103      494   12000 SH       Sole              12000      0    0
Home Depot Inc.                COM              437076102     6428  160050 SH       Sole             160050      0    0
IBM Corp                       COM              459200101     5368   55250 SH       Sole              55250      0    0
Intel Corp                     COM              458140100     5911  291900 SH       Sole             291900      0    0
Johnson & Johnson              COM              478160104     7823  118500 SH       Sole             118500      0    0
KHD Humboldt Wedag Intl Ltd    COM              482462108      240    6000 SH       Sole               6000      0    0
Lehman Bros. Holding           COM              524908100      469    6000 SH       Sole               6000      0    0
Lennar Corp                    COM              526057104     2592   49400 SH       Sole              49400      0    0
Liberty Global C               COM              530555309      512   18300 SH       Sole              18300      0    0
Liberty Global Class A         COM              530555101      534   18325 SH       Sole              18325      0    0
Liberty Media Hldg Cap A       COM              53071M302     1876   19151 SH       Sole              19151      0    0
Liberty Media Hldy Cp Inter A  COM              53071M104     2106   97655 SH       Sole              97655      0    0
Liberty Property Trust         COM              531172104      614   12500 SH       Sole              12500      0    0
McDonalds Corp.                COM              580135101     4406   99400 SH       Sole              99400      0    0
Merck & Co.                    COM              589331107     4059   93100 SH       Sole              93100      0    0
Merrill Lynch & Co.            COM              590188108      838    9000 SH       Sole               9000      0    0
Microsoft Corp.                COM              594918104     8038  269200 SH       Sole             269200      0    0
Nabors Industries              COM              g6359f103     3353  112600 SH       Sole             112600      0    0
Natural Resource Partners L.P. COM              63900P103      388    6700 SH       Sole               6700      0    0
New Plan Excel Realty Trust In COM              648053106     2424   88200 SH       Sole              88200      0    0
Nokia Corp                     COM              654902204     4369  215000 SH       Sole             215000      0    0
Peoples Energy Corp            COM              711030106     1854   41600 SH       Sole              41600      0    0
Pfizer Inc.                    COM              717081103    12253  473100 SH       Sole             473100      0    0
Pulte Homes                    COM              746920107     1621   48950 SH       Sole              48950      0    0
Regions Financial Corp         COM              758940100      233    6225 SH       Sole               6225      0    0
Ross Stores Inc.               COM              778296103      293   10000 SH       Sole              10000      0    0
Royal Dutch Shell -- Tendered  COM              780259206      494    6980 SH       Sole               6980      0    0
Ryland Group                   COM              783764103     1237   22650 SH       Sole              22650      0    0
SLM Corporation                COM              78442p106      356    7300 SH       Sole               7300      0    0
Simpson Manufacturing Co       COM              829073105      317   10000 SH       Sole              10000      0    0
Southern Co.                   COM              842587107     1626   44100 SH       Sole              44100      0    0
Sprint Nextel Corp             COM              852061100     2511  132902 SH       Sole             132902      0    0
Star Gas Ptnrs L.P.            COM              85512C105      176   50000 SH       Sole              50000      0    0
Time Warner                    COM              887317105     4724  216900 SH       Sole             216900      0    0
Toll Brothers Inc              COM              889478103     1670   51800 SH       Sole              51800      0    0
United States Steel Corp       COM              912909108      944   12900 SH       Sole              12900      0    0
UnitedHealth Group Inc         COM              91324P102     1439   26775 SH       Sole              26775      0    0
Wal-Mart Stores Inc.           COM              931142103     4184   90600 SH       Sole              90600      0    0
Washington Mutual, Inc.        COM              939322103    11902  261650 SH       Sole             261650      0    0
Washington Real Estate Inv Tr  COM              939653101      276    6900 SH       Sole               6900      0    0
XTO Energy Inc                 COM              98385X106      471   10000 SH       Sole              10000      0    0
YRC Worldwide                  COM              984249102     2762   73200 SH       Sole              73200      0    0
eBay Inc                       COM              278642103      301   10000 SH       Sole              10000      0    0
iShares Russell 2000           COM              464287655      437    5600 SH       Sole               5600      0    0
iShares Russell Midcap         COM              464287499      559    5600 SH       Sole               5600      0    0
iShares S&P Eur 350            COM              464287861      903    8600 SH       Sole               8600      0    0
ABN Amro Preferred G 6.08%     PREF             00372q100     1435   57400 SH       Sole              57400      0    0
CORTS Trust for Ford Motor 8%  PREF             22082k209     1422   72600 SH       Sole              72600      0    0
Crescent R.E. Pref A 6.75%     PREF             225756204     3575  163400 SH       Sole             163400      0    0
AEW Real Estate Income Fund    COM              00104h107     7942  366000 SH       Sole             366000      0    0
Latin America Equity Fund Inc. COM              51827t100      239    5500 SH       Sole               5500      0    0
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